Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Sep. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Total Debt, Gross	$ 57,253	$ 39,313	$ 37,393
Less: Debt Discount and Deferred Financing Costs	(32)	(497)
Total Debt, Net	57,221	38,816	36,222
Less: Non Current Portion	(1,034)
Total Current Debt, Net	14,859	38,456	657
Jackson Investment Group - Related Party [Member]
Total Debt, Gross	35,740	38,278
Payroll Protection Program Loans [Member]
Total Debt, Gross	19,395
HSBC Term Loan [Member]
Total Debt, Gross	$ 2,118	$ 1,035	$ 1,653